Earnings Per Share	9 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Earnings Per Share
13.          Earnings Per Share

	Three months ended		Nine months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Earnings per common share
Net income	$130.5	$100.6	$107.7	$235.5
Weighted average common shares outstanding	104,370,380	114,445,447	108,156,265	116,390,461
Earnings per common share	$1.25	$0.88	$1.00	$2.02

Earnings per diluted common share
Net income	$130.5	$100.6	$107.7	$235.5
Weighted average common shares outstanding	104,370,380	114,445,447	108,156,265	116,390,461
Share-based compensation plans	635,750	289,079	479,643	455,530
Weighted average diluted common shares outstanding	105,006,130	114,734,526	108,635,908	116,845,991
Earnings per diluted common share	$1.24	$0.88	$0.99	$2.02